Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies

Note 1 - Significant Accounting Policies

Nature of Business

Uwharrie Capital Corp (the “Company”) was incorporated under North Carolina law for the purpose of becoming the holding company for Bank of Stanly (“Stanly”). On July 1, 1993, Stanly became a wholly-owned subsidiary of the Company through a one-for-one exchange of the common stock of Stanly for common stock of the Company. On September 1, 2013, Bank of Stanly changed its name to Uwharrie Bank (“Uwharrie”).

Uwharrie was incorporated on September 28, 1983, under the laws of the State of North Carolina and began operations on January 26, 1984 in Albemarle, North Carolina. Deposits with Uwharrie are insured by the Federal Deposit Insurance Corporation (“FDIC”). Uwharrie is under regulation of the Federal Reserve, the FDIC and the North Carolina Commissioner of Banks. Through its six branch locations in Stanly County, Uwharrie provides a wide range of deposit accounts, commercial, consumer, home equity and residential mortgage loans, safe deposit boxes and automated banking.

In 1987, Uwharrie established a wholly-owned subsidiary, BOS Agency, Inc. (“BOS Agency”), which engages in insurance product sales. In 1989, Uwharrie established a second wholly-owned subsidiary, BOS Financial Corporation, for the purpose of conducting business as a “broker dealer” in securities. During 1993, BOS Financial Corporation changed its name to The Strategic Alliance Corporation (“Strategic Alliance”) and was registered as a “broker dealer” and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company formed a new subsidiary, Strategic Investment Advisors, Inc. (“SIA”), during 1998 to provide investment advisory and asset management services. This subsidiary is registered as an investment advisor with the Securities and Exchange Commission.

On January 19, 2000, the Company completed its acquisition of Anson BanCorp, Inc. and its subsidiary, Anson Savings Bank. The savings bank retained its North Carolina savings bank charter and became a wholly-owned subsidiary of Uwharrie Capital Corp as Anson Bank & Trust Company (“Anson”), operating out of its main office branch in Wadesboro. Anson was consolidated into Uwharrie Bank effective September 1, 2013.

On August 4, 2000, Uwharrie acquired another subsidiary, Gateway Mortgage, Inc. (“Gateway”), a mortgage origination company. This company is currently inactive and does not affect the consolidated financials.

On April 10, 2003, the Company capitalized a new wholly-owned subsidiary bank, Cabarrus Bank & Trust Company (“Cabarrus”), located in Concord, North Carolina. As of that date, Cabarrus purchased two branch offices located in Cabarrus County from Uwharrie to begin its operation. Cabarrus operated as a commercial bank and provided a full range of banking services. Cabarrus was consolidated into Uwharrie Bank effective September 1, 2013.

On April 7, 2004 Uwharrie Mortgage, Inc. was established as a subsidiary of the Company to serve in the capacity of trustee and substitute trustee under deeds of trust.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Uwharrie, SIA and Uwharrie’s subsidiaries, BOS Agency and Strategic Alliance. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses.

Cash and Cash Equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet captions “Cash and due from banks” and “Interest-earning deposits with banks.”

Investment Securities Available for Sale

Investment securities available for sale consist of United States Treasuries, United States Government agencies, Government Sponsored Enterprise (GSE) mortgage backed securities and collateralized mortgage obligations (CMOs), corporate bonds and state and political subdivision bonds. Unrealized holding gains and losses on available for sale securities are reported as a net amount in other comprehensive income, net of income taxes. Gains and losses on the sale of available for sale securities are determined using the specific identification method. Declines in the fair value of individual available for sale securities below their cost that are other than temporary would result in write-downs of the individual securities, to their fair value. Such write-downs would be included in earnings as realized losses. Amortization of premiums and accretion of discounts are recognized in interest income using the interest method over the period to maturity.

Investment Securities Held to Maturity

Investment securities held to maturity consist of United States Government agencies, and corporate bonds. The Company has both the intent and ability to hold the securities to maturity. These securities are reported at amortized cost.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. The allowance, if any, would not have a material impact on the financial statements.

Loans

The Company divides the loans it grants into two segments, commercial and noncommercial loans. Commercial loans are broken down into the following classes: commercial loans, real estate commercial loans and other real estate construction loans. Noncommercial loans are divided into the following classes: real estate 1-4 family construction, real estate 1-4 family residential loans, home equity loans, consumer loans and other loans. The ability of the Company’s borrowers to honor their contracts is largely dependent upon the real estate and general economic conditions in the Company’s market area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the effective interest method. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these impaired loans is accounted for on the cash-basis until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Generally a minimum of six months of sustained performance is required.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses. The provision for loan losses is expensed to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The Company has different specific risks identified within the loan segments. Specific risks within the commercial loan segment arise with borrowers that are experiencing diminished operating cash flows, depreciated collateral values or prolonged sales and rental absorption periods. Concentrations within the portfolio if unmanaged, pose additional risk. Occasionally, the Company will purchase participation loans from other institutions and if not independently underwritten by the Bank, could carry additional risk. Generally, owner-occupied commercial real estate loans carry less risk than non-owner occupied. Specific risks within the non-commercial portfolio tend to be tied to economic factors including high unemployment and decreased real estate values. Risk to the Company is greater as home values deteriorate more rapidly than amortization in a loan, leaving little to no equity in properties, especially in junior lien positions. Concentration in the portfolio, such as home equity lines of credit, could pose additional risk if not appropriately managed.

The allowance for loan losses is evaluated both individually and collectively by loan class on a regular basis by management. Loans are collectively evaluated based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. Individually evaluated loans are based upon discounted cash flows or the underlying value of the collateral. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory examiners may require the Company to recognize adjustments to the allowance for loan losses based on their judgment about information available to them at the time of their assessment.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Homogeneous loans are collectively evaluated by loan class for impairment. However, homogeneous loans will be evaluated individually for impairment if such a loan is deemed impaired.

Troubled debt restructure loans (TDR) are modifications of a loan when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. TDRs are considered to be impaired loans and are individually evaluated for impairment.

The portion of the Company’s allowance for loan loss model related to general reserves captures the mean loss of individual loans and the rare event of severe loss that can occur within the loan portfolio. Specifically, the Company calculates probable losses on loans by computing a probability of loss and expected loss scenario by FDIC call report codes. Together, these expected components, as well as a level of more extreme unexpected losses form the basis of the allowance model. The loans that are impaired and included in the specific reserve are excluded from these calculations.

Mortgage Servicing Rights

The Company capitalizes mortgage servicing rights when loans are sold and the loan servicing is retained. The cost of servicing rights is amortized in proportion to and over the estimated period of net servicing revenues is expected to be received based on projections of the amount and timing of estimated future cash flows. The amortization of servicing rights is recognized in the statement of income as an offset to other noninterest income. Servicing assets are periodically evaluated for impairment based upon their fair value. Fair value is based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and charged to other expense.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Real Estate

Real estate properties acquired through foreclosure or other proceedings are initially recorded at fair value upon foreclosure, establishing a new cost basis less costs to sell. Annually, valuations are performed and the foreclosed property is adjusted to the lower of cost or fair value of the properties, less costs to sell. Any write-down at the time of transfer to foreclosed properties is charged to the allowance for loan losses. Subsequent write-downs are charged to other expenses, and costs related to the improvement of the property are capitalized if the current fair value will allow it. If not, these costs are expensed also.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Additions and major replacements or betterments which extend the useful lives of premises and equipment are capitalized. Maintenance, repairs and minor improvements are expensed as incurred. Depreciation is computed principally by the straight-line method over estimated useful lives, except in the case of leasehold improvements, which are amortized over the term of the leases, if shorter. Useful lives range from five to seven years for furniture, fixtures and equipment, to ten to thirty-nine years for leasehold improvements and buildings, respectively. Upon retirement or other disposition of the assets, the cost and the related accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

Restricted Stock

As a requirement for membership, the bank invests in the stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Federal Reserve Bank (“FRB”). These investments are carried at cost. Due to the redemption provisions of these investments, the Company estimated that fair value approximates cost and that this investment was not impaired.

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). ASC 718 also requires measurement of the cost of employee services received in exchange for an award based on the grant-date fair value of the award. Excess tax benefits are reported as financing cash inflows in the consolidated statement of cash flows.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return and separate North Carolina income tax returns. The provision for income taxes in the accompanying consolidated financial statements is provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold. The tax returns for the Company are subject to audit for the 2011 fiscal year and thereafter. It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of other expenses in the income statement; however, if interest becomes a material amount, it would be reclassified as interest expense. There were no interest or penalties accrued during the years ended December 31, 2014, 2013 and 2012.

Fair Value of Financial Instruments

Accounting Standards Codification (ASC) 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.

ASC 820 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which those assets or liabilities are sold and considers assumptions that market participants would use when pricing those assets or liabilities. Fair values determined using Level 1 inputs rely on active and observable markets to price identical assets or liabilities. In situations where identical assets and liabilities are not traded in active markets, fair values may be determined based on Level 2 inputs, which exist when observable data exists for similar assets and liabilities. Fair values for assets and liabilities for which identical or similar assets and liabilities are not actively traded in observable markets are based on Level 3 inputs, which are considered to be unobservable.

Among the Company’s assets and liabilities, investment securities available for sale are reported at their fair values on a recurring basis. Certain other assets are adjusted to their fair value on a nonrecurring basis, including other real estate owned, impaired loans, loans held for sale, which are carried at the lower of cost or market; loan servicing rights, where fair value is determined using similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions; and goodwill, which is periodically tested for impairment. Deposits, short-term borrowings and long-term obligations are not reported at fair value.

Prices for US Treasury securities are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the ‘Level 1 input’ column. Prices for government agency securities, mortgage-backed securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the ‘Level 2 input’ column. Prices for all other non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the ‘Level 3 input’ column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer. The changes in securities between Level 1 and Level 2 were related to the purchase and sale of several securities and not the transfer of securities.

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment by using one of several methods including collateral value, fair value of similar debt or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the present value of the expected repayments or fair value of collateral exceed the recorded investments in such loans. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an internal assessment of fair value based upon market data issued or management determines the fair value of the underlying collateral is further impaired below the appraised value, the Company records the impaired loan as nonrecurring Level 3.

Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at the estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charged to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an internal assessment of fair value based upon market data issued or management determines the fair value of the underlying collateral is further impaired below the appraised value, the Company records the impaired loan as nonrecurring Level 3.

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate, based on secondary market prices. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. These loans are recorded in Level 2

Servicing assets are evaluated for impairment based upon the fair value. Fair value is determined based upon discounted cash flows using market-based assumptions. Servicing assets are recorded in Level 3.

Comprehensive Income

The Company reports as comprehensive income all changes in shareholders’ equity during the year from sources other than shareholders. Other comprehensive income refers to all components (revenues, expenses, gains, and losses) of comprehensive income that are excluded from net income. The Company’s only component of other comprehensive income is unrealized gains and losses, net of income tax, on investment securities available for sale. The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013
	(dollars in thousands)
Beginning balance	$(562)	$1,487
Other comprehensive income (loss) before reclassifications, net of $(445,000) and $1,292,000 tax effect	866	(2,370)
Amounts reclassified from accumulated other comprehensive income, net of $1,000 and $202,000 tax effect	1	321

Net current-period other comprehensive income (loss)	867	(2,049)

Ending Balance	$305	$(562)

As of December 31, 2014 and December 31, 2013, total accumulated other comprehensive income (loss) was $305,000 and ($562,000), respectively.

Earnings per Common Share

The Company had stock options outstanding covering 12,607 shares of common stock at December 31, 2014 and 94,341 shares of common stock at both December 31, 2013 and 2012. All of these options were anti-dilutive.

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. The ESOP effect is the average of the unallocated ESOP shares.

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2014	2013	2012
Weighted average number of common shares used in computing basic net income per common share	7,343,921	7,633,365	7,652,546

Effect of ESOP shares	(42,933)	(211,079)	(133,446)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,300,988	7,422,286	7,519,100

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,300,988	7,422,286	7,519,100

During the first quarter of 2014, the board of directors of the Company voted to terminate the ESOP effective March 1, 2014. As of February 28, 2014, the ESOP held 740,530 shares, or 9.95% of the Company’s total outstanding shares of common stock, of which 252,446 shares were unallocated to participants in the ESOP.

The Company originally made a term loan to the ESOP in 1999. In addition, the Company established a $500,000 line of credit to the ESOP in 2010 and established a second $500,000 line of credit to the ESOP in 2013. The ESOP used the proceeds of the term loan and lines of credit to purchase shares of the Company’s common stock for the benefit of qualified employees. The unallocated shares of stock held by the ESOP were pledged as collateral for the term loan and lines of credit. As debt payments were made on the term loan and lines of credit, unallocated shares associated with those debt payments were released to the ESOP and allocated among participants.

In connection with the termination of the ESOP, the ESOP trustees transferred the 252,446 remaining unallocated shares to the Company in partial satisfaction of the outstanding balance on the term loan and lines of credit. The fair value of these unallocated shares was insufficient to repay the term loan and lines of credit in full. As a result, the Company forgave the remaining balance. Upon the transfer of the unallocated shares to the Company, these shares were cancelled and returned to the Company’s pool of authorized but unissued shares of common stock.

The Company filed a request for a favorable determination letter from the Internal Revenue Service as to the tax-qualified status of the ESOP on its termination.

The Company received the favorable determination letter dated September 5, 2014 from the Internal Revenue Service and during the fourth quarter of 2014 distributed the allocated shares to the participants.

Noncontrolling Interest

In January 2013 the Company’s subsidiary banks issued a total of $7.9 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualified as Tier 1 capital at each bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. This capital is presented as noncontrolling interest in the consolidated balance sheets. Dividends declared on this preferred stock are presented as earnings allocated to the noncontrolling interest in the consolidated statements of income. Effective September 1, 2013, the Fixed Rate Noncumulative Perpetual Preferred Stock, Series B was rolled into one issue under Uwharrie Bank in connection with the consolidation and name change.

During 2013, the Company’s subsidiary bank, Uwharrie Bank, raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights.

Recent Accounting Pronouncements

In January 2014, the FASB issued ASU 2014-04, an update to ASC 310 “Receivables – Trouble Debt Restructurings by Creditors”. The amendments in this update clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. The update is effective for reporting periods beginning after December 15, 2014. The adoption of this update will not have a significant impact on the Company’s financial statements except for added disclosures.

From time to time the FASB issues exposure drafts of proposed statements of financial accounting standards. Such exposure drafts are subject to comment from the public, to revisions by the FASB and to final issuance by the FASB as statements of financial accounting standards. Management considers the effect of the proposed statements on the consolidated financial statements of the Company and monitors the status of changes to and proposed effective dates of exposure drafts.

Reclassification

Certain amounts in the 2013 financial statements have been reclassified to conform to the 2014 presentation. These reclassifications do not have a material impact on net income or shareholders’ equity.